Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2021	Jan. 14, 2021	Dec. 31, 2020	Oct. 31, 2020
Cash equivalents	$ 0		$ 0
Unrecognized tax benefits	0		$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Class F Common Stock
Statement [Table]
Common Stock Shares Subject To Forfeiture				937,500
Class F Common Stock | Over-allotment option
Statement [Table]
Common stock shares not subject to forfeiture		937,500
Shares not subject to forfeiture		937,500